Employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of information about defined benefit plans [abstract]
Disclosure Of Detailed Information Of Defined Benefit Plans [Text Block]
Reconciliations of defined benefit obligation at present value and plan asset at fair value are as follows:

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)

Present value of the defined benefit obligations	$3,954	4,460	3,184
Fair value of plan assets	(2,992)	(3,410)	(3,565)
	$962	1,050	(381)
Net defined benefit liabilities	1,064	1,152	151
Prepaid pension costs	(102)	(102)	(532)
	$962	1,050	(381)

Disclosure Of Detailed Information About Movement In Present Value Of Defined Benefit Obligations [Text Block]	Movements in present value of the defined benefit obligations

	Year ended December 31,
	2017	2018
	(in thousands)
Balance at beginning of year	$3,954	4,460
Service costs	15	20
Interest expense	67	76
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
-Changes in demographic assumptions	46	47
-Experience adjustment	(144)	10
-Change in financial assumptions	175	(1,217)
Effect of changes in exchange rates	347	(212)
Balance at end of year	$4,460	3,184

Disclosure Of Detailed information About Fair Value Of Plan Assets [Text Block]	Movements in the fair value of plan assets

	Year ended December 31,
	2017	2018
	(in thousands)
Balance at beginning of year	$2,992	3,410
Interest income	48	57
Remeasurements gain (loss):
-Return on plan assets excluding interest income	(21)	81
Contributions paid by the employer	132	132
Effect of changes in exchange rate	259	(115)
Balance at end of year	$3,410	3,565

Disclosure Of Detailed information About Expenses Recognized In Profit Or loss [Text Block]	Expenses recognized in profit or loss

	Year ended December 31,
	2017	2018
	(in thousands)
Current service costs	$15	20
Interest expense	19	19
	$34	39
Cost of revenues	$9	14
Research and development	17	18
General and administrative	5	4
Sales and marketing	3	3
	$34	39

Disclosure Of Detailed Information About Net Defined Benefit Liability Asset [Text Block]	Remeasurement of net defined benefit liability recognized in other comprehensive income

	Year ended December 31,
	2017	2018
	(in thousands)

Balance at beginning of year	$1,181	1,262
Recognized during the period	81	(1,133)
Balance at end of year	$1,262	129

Disclosure Of Detailed information About Sensitivity Analysis For Actuarial Assumptions [Text Block]	The principal actuarial assumptions were as follows:
	January 1, 2017	December 31, 2017	December 31, 2018
Discount rate	1.80%	1.60%	1.22%-1.24%
Rate of increase in compensation levels	5.00%	5.00%	3.00%

Disclosure Of Detailed information About Sensitivity Analysis [Text Block]
Reasonably possible changes at January 1, 2017, December 31, 2017 and 2018 to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	January 1, 2017		December 31, 2017		December 31, 2018
	+0.5%	-0.5%	+ 0.5%	- 0.5%	+ 0.5%	-0.5%
	(in thousands)		(in thousands)		(in thousands)
Discount rate	(305)	438	(427)	479	(284)	317
Rate of increase in compensation levels	422	(380)	460	(416)	310	(281)